Supplement to the currently effective Statement of Additional Information for the listed fund:

DWS Dreman Mid Cap Value Fund
--------------------------------------------------------------------------------

The following information supplements disclosure in the "Management of the Funds" section of the above Fund's current Statement of Additional Information in connection with the addition of F. James Hutchinson to the Fund's portfolio management team. The information for David N. Dreman and Nelson Woodard is as of the Fund's most recent fiscal year end. The information for F. James Hutchinson is as of October 31, 2006.


Fund Ownership of Portfolio Managers

DWS Dreman Mid Cap Value Fund

Name of Portfolio Manager              Dollar Range of Fund Shares Owned
-------------------------              ---------------------------------

David N. Dreman                                 Over $1 million
F. James Hutchinson                                  None
Nelson Woodward                                      None



DWS Dreman Mid Cap Value Fund:

Other SEC Registered Investment Companies Managed:

                                      Number of         Total Assets of
                                      Registered          Registered         Number of Investment      Total Assets of
                                      Investment          Investment         Company Accounts with    Performance-Based
Name of Portfolio Manager             Companies            Companies         Performance-Based Fee       Fee Accounts
-------------------------             ---------            ---------         ---------------------       ------------
David N. Dreman                          18              $11.4 billion               None                     NA
F. James Hutchinson                       8              $12.8 billion               None                     NA
Nelson Woodward                           5              $2.0 billion                None                     NA

Other Pooled Investment Vehicles Managed:

                                     Number of                                   Number of Pooled
                                       Pooled          Total Assets of          Investment Vehicle        Total Assets of
                                     Investment       Pooled Investment            Accounts with         Performance-Based
Name of Portfolio Manager             Vehicles             Vehicles            Performance-Based Fee        Fee Accounts
-------------------------             --------             --------            ---------------------        ------------

David N. Dreman                           2              $68 million                   None                      NA
F. James Hutchinson                       0                  None                      None                      NA



                                     Number of                                   Number of Pooled
                                       Pooled          Total Assets of          Investment Vehicle        Total Assets of
                                     Investment       Pooled Investment            Accounts with         Performance-Based
Name of Portfolio Manager             Vehicles             Vehicles            Performance-Based Fee        Fee Accounts
-------------------------             --------             --------            ---------------------        ------------

Nelson Woodward                           0                  None                      None                      NA

Other Accounts Managed:

                                                                                                          Total Assets of
                                      Number of     Total Assets of Other    Number of Other Accounts    Performance-Based
Name of Portfolio Manager          Other Accounts          Accounts         with Performance-Based Fee      Fee Accounts
-------------------------          --------------          --------         --------------------------      ------------
David N. Dreman                         3,632            $3.5 billion                  None                      NA
F. James Hutchinson                       0                  None                      None                      NA
Nelson Woodward                          22              $0.4 billion                  None                      NA






               Please Retain This Supplement for Future Reference








November 28, 2006